Summary of Significant Accounting Policies (Details 6)	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Foreign Currency Translation
Foreign Currency Exchange Rate, Translation	6.9931	7.2993	7.0999
Foreign Currency Average Exchange Rate Translation	7.1875	7.1957	7.0809